Long-Term Notes	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Long-Term Notes
BANK LOAN

	December 31, 2018	December 31, 2017
Bank loan - U.S. dollar denominated(1)	$122,388	$167,159
Bank loan - Canadian dollar denominated	399,906	46,217
Bank loan - principal	522,294	213,376
Unamortized debt issuance costs	(1,594)	(1,238)
Bank loan	$520,700	$212,138

(1)	U.S. dollar denominated bank loan balance was US$89.7 million as at December 31, 2018 (US$133.5 million as at December 31, 2017).

Baytex has credit facilities that include US$575 million of revolving credit facilities (the "Revolving Facilities") and a CAD$300 million non-revolving term loan (the "Term Loan"). On August 22, 2018, Baytex amended its credit facilities to include the Term Loan assumed in conjunction with the acquisition of Raging River (note 4) which matures on June 4, 2020.

The extendible secured Revolving Facilities are comprised of a US$35 million operating loan and a US$340 million syndicated revolving loan for Baytex and a US$200 million syndicated revolving loan for Baytex's wholly-owned subsidiary, Baytex Energy USA, Inc. and matures on June 4, 2020. The Term Loan is secured by the assets of Baytex's wholly-owned subsidiary, Baytex Energy Limited Partnership and matures on June 4, 2020.

The credit facilities are not borrowing base facilities and do not require annual or semi-annual reviews. The credit facilities contain standard commercial covenants in addition to the financial covenants detailed below. There are no mandatory principal payments required prior to maturity on June 4, 2020 which could be extended upon Baytex's request. Advances (including letters of credit) under the credit facilities can be drawn in either Canadian or U.S. funds and bear interest at the bank’s prime lending rate, bankers’ acceptance discount rates or London Interbank Offered Rates, plus applicable margins. In the event that Baytex breaches any of the covenants under the credit facilities, Baytex may be required to repay, refinance or renegotiate the loan terms and may be restricted from taking on further debt or paying dividends to shareholders.

At December 31, 2018 and 2017, Baytex had $14.6 million of outstanding letters of credit under the credit facilities.

At December 31, 2018, Baytex was in compliance with all of the covenants contained in the credit facilities including the financial covenants as summarized below.

Covenant Description	Position as at December 31, 2018	Covenant
Senior Secured Debt(1) to Bank EBITDA(2) (Maximum Ratio)	0.64:1.00	3.50:1.00
Interest Coverage(3) (Minimum Ratio)	8.00:1.00	2.00:1.00

(1)
"Senior Secured Debt" is defined as the principal amount of the bank loan and other secured obligations identified in the credit agreement. As at December 31, 2018, the Company's Senior Secured Debt totaled $536.9 million which includes $522.3 million of principal amounts outstanding and $14.6 million of letters of credit.

(2)
Bank EBITDA is calculated based on terms and definitions set out in the credit agreement which adjusts net income or loss for financing and interest expenses, unrealized gains and losses on financial derivatives, income tax, non-recurring losses, certain specific unrealized and non-cash transactions (including depletion, depreciation, exploration and evaluation expenses, unrealized gains and losses on financial derivatives and foreign exchange and share-based compensation) and is calculated based on a trailing twelve month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Bank EBITDA for the twelve months ended December 31, 2018 was $833.7 million.

(3)
Interest coverage is computed as the ratio of Bank EBITDA to financing and interest expense, excluding non-cash interest and accretion on asset retirement obligations, and is calculated on a trailing twelve month basis. Financing and interest expenses for the twelve months ended December 31, 2018 were $104.3 million.

LONG-TERM NOTES

	December 31, 2018	December 31, 2017
6.75% notes (US$150,000 – principal) due February 17, 2021	204,683	187,770
5.125% notes (US$400,000 – principal) due June 1, 2021	545,820	500,720
6.625% notes (Cdn$300,000 – principal) due July 19, 2022	300,000	300,000
5.625% notes (US$400,000 – principal) due June 1, 2024	545,820	500,720
Total long-term notes - principal	1,596,323	1,489,210
Unamortized debt issuance costs	(13,083)	(15,026)
Total long-term notes - net of unamortized debt issuance costs	$1,583,240	$1,474,184

The long-term notes do not contain any significant financial maintenance covenants. The long-term notes contain a debt incurrence covenant that restricts the Company's ability to raise additional debt beyond the existing credit facilities and long-term notes unless the Company maintains a minimum fixed charge coverage ratio (computed as the ratio of Bank EBITDA (as defined in note 9) to financing and interest expenses on a trailing twelve month basis) of 2.50:1.00. As at December 31, 2018, the fixed charge coverage ratio was 8.00:1.00.